Document and Entity Information	0 Months Ended
Nov. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	DELAWARE GROUP INCOME FUNDS
Central Index Key	0000027825
Amendment Flag	false
Document Creation Date	Nov. 26, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Nov. 28, 2014